Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenues	$ 121,256	$ 110,741	$ 93,266
Costs	(83,971)	(75,384)	(62,078)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,827	2,305	1,674
Changes in the net realizable value of agricultural products after harvest	(657)	43	(532)
Gross profit / (loss)	40,769	37,619	33,394
Gain (Loss) from disposal of farmlands	838	665	18,971
Net gain from fair value adjustment of investment properties	(30,992)	37,746	(18,971)
General and administrative expenses	(12,267)	(12,152)	(10,876)
Selling expenses	16,348	13,976	13,489
Other operating results, net	2,770	1,101	3,657
Profit / (loss) from operations	44,073	(24,489)	31,857
Segment profit / (loss)	20,003	(40,729)	27,420
Investment properties	230,167	335,016
Property, plant and equipment	59,956	54,106	52,073
Investments in associates	75,128	44,870
Total Agricultural Business [Member]
Disclosure of operating segments [line items]
Revenues	26,259	19,061	15,393
Costs	(22,283)	(16,165)	(13,096)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,623	2,035	1,530
Changes in the net realizable value of agricultural products after harvest	657	(43)	532
Gross profit / (loss)	7,256	4,888	4,359
Gain (Loss) from disposal of farmlands	838	665	216
Net gain from fair value adjustment of investment properties	780		1,656
General and administrative expenses	(1,419)	(1,525)	(1,381)
Selling expenses	(2,610)	(1,717)	(1,753)
Other operating results, net	1,662	819	1,541
Management fees
Profit / (loss) from operations	6,507	3,130	4,638
Share of profit / (loss) of associates	127	11	37
Segment profit / (loss)	6,634	3,141	4,675
Investment properties	4,129	2,634	2,052
Property, plant and equipment	21,119	21,135	20,356
Investments in associates	712	414	407
Other reportable assets	11,110	10,414	7,940
Reportable assets	37,070	34,597	30,755
Agricultural Production [Member]
Disclosure of operating segments [line items]
Revenues	17,186	11,100	9,096
Costs	(14,676)	(9,466)	(7,388)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,613	2,029	1,539
Changes in the net realizable value of agricultural products after harvest	657	(43)	532
Gross profit / (loss)	5,780	3,620	3,779
Gain (Loss) from disposal of farmlands
Net gain from fair value adjustment of investment properties
General and administrative expenses	(953)	(959)	(878)
Selling expenses	(1,815)	(1,026)	(1,322)
Other operating results, net	454	428	(20)
Management fees
Profit / (loss) from operations	3,466	2,063	1,559
Share of profit / (loss) of associates	55	57	39
Segment profit / (loss)	3,521	2,120	1,598
Investment properties	4,129	2,634	2,052
Property, plant and equipment	20,886	20,219	19,620
Investments in associates	419	391	316
Other reportable assets	7,283	8,472	7,073
Reportable assets	32,717	31,716	29,061
Land Transformation And Sales [Member]
Disclosure of operating segments [line items]
Revenues
Costs	(25)	(24)	(36)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)	(25)	(24)	(36)
Gain (Loss) from disposal of farmlands	838	665	216
Net gain from fair value adjustment of investment properties	780		1,656
General and administrative expenses	(3)	(3)	(2)
Selling expenses	(1)	(1)
Other operating results, net	962	244	1,457
Management fees
Profit / (loss) from operations	2,551	881	3,291
Share of profit / (loss) of associates
Segment profit / (loss)	2,551	881	3,291
Investment properties
Property, plant and equipment	179	149	131
Investments in associates
Other reportable assets	331
Reportable assets	510	149	131
Corporate [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)
Gain (Loss) from disposal of farmlands
Net gain from fair value adjustment of investment properties
General and administrative expenses	(177)	(274)	(225)
Selling expenses
Other operating results, net
Management fees
Profit / (loss) from operations	(177)	(274)	(225)
Share of profit / (loss) of associates
Segment profit / (loss)	(177)	(274)	(225)
Investment properties
Property, plant and equipment
Investments in associates
Other reportable assets
Reportable assets
Others [Member]
Disclosure of operating segments [line items]
Revenues	9,073	7,961	6,297
Costs	(7,582)	6,675	(5,672)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	10	6	(9)
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)	1,501	1,292	616
Gain (Loss) from disposal of farmlands
Net gain from fair value adjustment of investment properties
General and administrative expenses	(286)	(289)	(276)
Selling expenses	(794)	(690)	(431)
Other operating results, net	246	147	104
Management fees
Profit / (loss) from operations	667	460	13
Share of profit / (loss) of associates	72	(46)	(2)
Segment profit / (loss)	739	414	11
Investment properties
Property, plant and equipment	54	767	605
Investments in associates	293	23	91
Other reportable assets	3,496	1,942	867
Reportable assets	$ 3,843	$ 2,732	$ 1,563